UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21682

Sterling Capital Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell III, President Sterling Capital Variable Insurance Funds 434 Fayetteville Street, 5th Floor Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

Sterling Capital Variable Insurance Funds

Sterling Capital Variable Insurance Funds

Summary of Portfolio Holdings (Unaudited)

June 30, 2012

Each Sterling Capital Variable Insurance Fund’s portfolio composition at June 30, 2012 was as follows:

Sterling Capital Select Equity VIF	Percentage of net assets
Consumer Discretionary	10.8%
Consumer Staples	8.1%
Energy	13.1%
Financials	13.3%
Health Care	13.2%
Industrials	11.5%
Information Technology	25.2%
Materials	2.3%
Telecommunication Services	2.2%
Exchange Traded Funds	0.2%
Cash Equivalents	0.2%

100.1%

Sterling Capital Strategic Allocation Equity VIF
Sterling Capital Equity Income Fund, Institutional Class	5.6%
Sterling Capital Equity Index Fund, Institutional Class	0.8%
Sterling Capital Mid Value Fund, Institutional Class	7.6%
Sterling Capital Select Equity Fund, Institutional Class	20.9%
Sterling Capital Small Value Fund, Institutional Class	1.9%
Sterling Capital Special Opportunities Fund, Institutional Class	11.6%
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	2.2%
Non-Affiliated Investment Companies	9.5%
Exchange Traded Funds	39.8%

99.9%

Sterling Capital Special Opportunities VIF
Consumer Discretionary	11.2%
Consumer Staples	6.2%
Energy	9.7%
Financials	5.9%
Health Care	20.4%
Industrials	2.4%
Information Technology	33.7%
Materials	6.2%
Cash Equivalents	3.6%

99.3%

Sterling Capital Total Return Bond VIF
Asset Backed Securities	2.1%
Collateralized Mortgage Obligations	10.4%
Commercial Mortgage-Backed Securities	12.2%
Corporate Bonds	25.5%
Mortgage-Backed Securities	37.4%
Municipal Bonds	8.9%
Preferred Stocks	1.7%
U.S. Treasury Bonds	1.6%
U.S. Treasury Notes	1.8%
Cash Equivalents	0.0%

101.6%

Sterling Capital Variable Insurance Funds

Expense Example (Unaudited)

June 30, 2012

As a shareholder of the Sterling Capital Variable Insurance Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Sterling Capital Variable Insurance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2012 through June 30, 2012.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12 - 6/30/12*	Expense Ratio During Period 1/1/12 - 6/30/12
Sterling Capital Select Equity VIF	$1,000.00	$1,091.10	$5.41	1.04%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,052.20	3.62	0.71%
Sterling Capital Special Opportunities VIF	1,000.00	1,052.70	6.58	1.29%
Sterling Capital Total Return Bond VIF	1,000.00	1,032.20	5.66	1.12%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Sterling Capital Variable Insurance Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/12	Ending Account Value 6/30/12	Expenses Paid During Period 1/1/12 - 6/30/12*	Expense Ratio During Period 1/1/12 - 6/30/12
Sterling Capital Select Equity VIF	$1,000.00	$1,019.69	$5.22	1.04%
Sterling Capital Strategic Allocation Equity VIF	1,000.00	1,021.33	3.57	0.71%
Sterling Capital Special Opportunities VIF	1,000.00	1,018.45	6.47	1.29%
Sterling Capital Total Return Bond VIF	1,000.00	1,019.29	5.62	1.12%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182 (the number of days in the most recent fiscal half-year) divided by 366 (the number of days in the fiscal year). Expenses shown do not include annuity contract fees.

Sterling Capital Select Equity VIF

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (99.7%)
	Consumer Discretionary (10.8%)
13,650	Comcast Corp., Class A	$436,391
6,477	DIRECTV, Class A(a)	316,207
6,630	Lowe’s Cos., Inc.	188,557
4,940	Target Corp.	287,458
2,805	Time Warner Cable, Inc.	230,291
6,270	Viacom, Inc., Class B	294,815
7,260	Walt Disney Co. (The)	352,110

		2,105,829

	Consumer Staples (8.1%)
3,660	Coca-Cola Co. (The)	286,175
3,570	CVS Caremark Corp.	166,826
2,225	Kellogg Co.	109,759
3,000	Kraft Foods, Inc., Class A	115,860
5,145	PepsiCo, Inc.	363,546
1,680	Philip Morris International, Inc.	146,597
4,515	Procter & Gamble Co. (The)	276,544
1,500	Wal-Mart Stores, Inc.	104,580

		1,569,887

	Energy (13.1%)
5,460	Anadarko Petroleum Corp.	361,452
9,800	Cenovus Energy, Inc.	311,640
3,680	Chevron Corp.	388,240
7,650	Exxon Mobil Corp.	654,611
7,710	Schlumberger, Ltd.	500,456
11,670	Suncor Energy, Inc.	337,847

		2,554,246

	Financials (13.3%)
1,590	American Express Co.	92,554
5,100	Berkshire Hathaway, Inc., Class B(a)	424,983
13,290	JPMorgan Chase & Co.	474,852
11,445	MetLife, Inc.	353,078
1,950	T. Rowe Price Group, Inc.	122,772
4,320	Travelers Cos., Inc. (The)	275,789
15,000	Wells Fargo & Co.	501,600
15,450	Weyerhaeuser Co., REIT	345,462

		2,591,090

	Health Care (13.2%)
6,720	Express Scripts Holding Co.(a)	375,177
4,920	Johnson & Johnson	332,395
5,055	Medtronic, Inc.	195,780
10,375	Merck & Co., Inc.	433,156
14,145	Pfizer, Inc.	325,335
7,800	St. Jude Medical, Inc.	311,298
3,840	Stryker Corp.	211,584
6,540	UnitedHealth Group, Inc.	382,590

		2,567,315

	Industrials (11.5%)
5,640	Boeing Co. (The)	419,052
3,840	FedEx Corp.	351,782
30,255	General Electric Co.	630,514

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrials — (continued)
6,620	Honeywell International, Inc.	$369,661
690	Union Pacific Corp.	82,324
15,000	Xylem, Inc.	377,550

		2,230,883

	Information Technology (25.2%)
1,500	Apple, Inc.(a)	876,000
25,710	Cisco Systems, Inc.	441,441
18,109	EMC Corp.(a)	464,134
762	Google, Inc., Class A(a)	442,013
14,460	Intel Corp.	385,359
1,680	International Business Machines Corp.	328,574
21,750	Microsoft Corp.	665,333
10,950	Oracle Corp.	325,215
6,900	QUALCOMM, Inc.	384,192
11,000	TE Connectivity, Ltd.	351,010
8,160	Texas Instruments, Inc.	234,110

		4,897,381

	Materials (2.3%)
6,630	Barrick Gold Corp.	249,089
3,705	E.I. du Pont de Nemours & Co.	187,362

		436,451

	Telecommunication Services (2.2%)
11,880	AT&T, Inc.	423,641

	Total Common Stocks (Cost $15,887,675)	19,376,723

EXCHANGE TRADED FUNDS (0.2%)
2,240	Financial Select Sector SPDR Fund	32,749
195	Utilities Select Sector SPDR Fund	7,213

	Total Exchange Traded Funds (Cost $34,421)	39,962

INVESTMENT COMPANY (0.2%)
38,570	Federated Treasury Obligations Fund, Institutional Shares	38,570

	Total Investment Company (Cost $38,570)	38,570

Total Investments — 100.1% (Cost $15,960,666)		19,455,255
Net Other Assets (Liabilities) — (0.1)%		(19,014)

NET ASSETS — 100.0%		$19,436,241

(a)	Represents non-income producing security.

REIT — Real Estate Investment Trust

SPDR — Standard and Poors Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Strategic Allocation Equity VIF

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (50.6%)
19,615	Sterling Capital Equity Income Fund, Institutional Class	$302,068
4,967	Sterling Capital Equity Index Fund, Institutional Class	45,303
29,777	Sterling Capital Mid Value Fund, Institutional Class	410,024
93,775	Sterling Capital Select Equity Fund, Institutional Class	1,131,860
9,026	Sterling Capital Small Value Fund, Institutional Class	104,975
35,586	Sterling Capital Special Opportunities Fund, Institutional Class(a)	629,868
117,078	Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	117,078

	Total Affiliated Investment Companies (Cost $2,362,263)	2,741,176

NON-AFFILIATED INVESTMENT COMPANIES (9.5%)
29,635	Credit Suisse Commodity Return Strategy Fund(a)	231,452
13,571	Harding, Loevner International Equity Portfolio	190,808
2,425	Lazard Emerging Markets Equity Portfolio	44,118
1,464	Oppenheimer Developing Markets Fund	45,882

	Total Non-Affiliated Investment Companies (Cost $510,787)	512,260

EXCHANGE TRADED FUNDS (39.8%)
3,879	iShares Dow Jones US Real Estate Index Fund	248,140
10,906	iShares MSCI EAFE Index Fund	544,864
4,333	iShares MSCI EAFE Small Cap Index Fund	156,595
4,363	iShares MSCI EAFE Value Index Fund	185,253
11,230	iShares MSCI Emerging Markets Index Fund	440,104
2,036	iShares Russell 2000 Index Fund	162,167
7,014	iShares Russell Midcap Growth Index Fund	415,159

	Total Exchange Traded Funds (Cost $1,993,024)	2,152,282

Total Investments — 99.9% (Cost $4,866,074)		5,405,718
Net Other Assets (Liabilities) — 0.1%		5,542

NET ASSETS — 100.0%		$5,411,260

(a)	Represents non-income producing security.

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.7%)
	Consumer Discretionary (11.2%)
64,000	Comcast Corp., Class A	$2,046,080
50,000	Ford Motor Co.	479,500
19,000	Yum! Brands, Inc.	1,223,980

		3,749,560

	Consumer Staples (6.2%)
90,000	Dole Food Co., Inc.(a)	790,200
17,000	Energizer Holdings, Inc.(a)	1,279,250

		2,069,450

	Energy (9.7%)
15,000	Apache Corp.	1,318,350
11,000	Devon Energy Corp.	637,890
11,000	EOG Resources, Inc.	991,210
10,000	Halliburton Co.	283,900

		3,231,350

	Financials (5.9%)
40,000	Charles Schwab Corp. (The)	517,200
5,000	CME Group, Inc.	1,340,550
15,500	Och-Ziff Capital Management Group LLC, Class A	117,490

		1,975,240

	Health Care (20.4%)
38,000	Gilead Sciences, Inc.(a)	1,948,640
47,000	Merck & Co., Inc.	1,962,250
34,000	Teva Pharmaceutical Industries, Ltd., ADR	1,340,960
27,000	UnitedHealth Group, Inc.	1,579,500

		6,831,350

	Industrials (2.4%)
7,000	FedEx Corp.	641,270
5,000	Ryder System, Inc.	180,050

		821,320

	Information Technology (33.7%)
150,000	Activision Blizzard, Inc.	1,798,500

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
50,000	Adobe Systems, Inc.(a)	$1,618,500
78,000	Cisco Systems, Inc.	1,339,260
70,000	Corning, Inc.	905,100
92,000	Dell, Inc.(a)	1,151,840
46,000	eBay, Inc.(a)	1,932,460
33,000	Harris Corp.	1,381,050
19,000	Intuit, Inc.	1,127,650

		11,254,360

	Materials (6.2%)
26,000	Newmont Mining Corp.	1,261,260
52,000	Yamana Gold, Inc.	800,800

		2,062,060

	Total Common Stocks (Cost $26,807,721)	31,994,690

INVESTMENT COMPANY (3.6%)
1,188,933	Federated Treasury Obligations Fund, Institutional Shares	1,188,933

	Total Investment Company (Cost $1,188,933)	1,188,933

Total Investments — 99.3% (Cost $27,996,654)		33,183,623
Net Other Assets (Liabilities) — 0.7%		244,043

NET ASSETS — 100.0%		$33,427,666

(a)	Represents non-income producing security.

ADR — American Depositary Receipt

See accompanying notes to the financial statements.

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.1%)
$ 95,000	American Express Credit Account Master Trust, Series 2008-7, Class A, 1.542%, 3/15/16(a)	$96,353
200,000	Capital One Multi-Asset Execution Trust, Series 2006-A5, Class A5, 0.302%, 1/15/16(a)	199,897
85,000	MBNA Credit Card Master Note Trust, Series 2006-A5, Class A5, 0.302%, 10/15/15(a)	84,999

	Total Asset Backed Securities (Cost $381,058)	381,249

COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%)
98,842	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.178%, 4/25/35(a)	95,857
57,873	Banc of America Alternative Loan Trust, Series 2004-10, Class 1CB1, 6.000%, 11/25/34	56,728
107,713	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	100,536
66,955	Countrywide Alternative Loan Trust, Series 2004-22CB, Class 1A1, 6.000%, 10/25/34	66,424
59,845	Countrywide Home Loan Mortgage Pass Through Trust, Series 2002-38, Class A3, 5.000%, 2/25/18	61,702
75,742	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	78,504
158,490	Fannie Mae, Series 2011-31, Class DA, 3.500%, 11/25/28(b)	163,736
59,443	Fannie Mae, Series 2003-33, Class A, 4.000%, 5/25/33(b)	64,682
56,471	Fannie Mae, Series 2003-33, Class AQ, 4.000%, 5/25/33(b)	60,688
158,663	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35(b)	161,202
79,464	Fannie Mae, Series 2008-29, Class BG, 4.700%, 12/25/35(b)	83,822
39,041	First Horizon Asset Securities, Inc., Series 2003-5, Class 1A19, 5.500%, 7/25/33	40,839
52,928	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15(b)	54,222
40,170	Freddie Mac, Series 3773, Class AL, 3.250%, 6/15/25(b)	41,702
63,163	MASTR Alternative Loans Trust, Series 2004-13, Class 3A1, 6.500%, 1/25/35	64,153
58,436	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32(a)	59,040
83,850	Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.000%, 10/25/34	84,476
53,069	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.767%, 12/25/34(a)	50,501
138,356	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 2.786%, 6/25/34(a)	128,754
72,517	Structured Asset Securities Corp., Series 2003-10, Class A, 6.000%, 4/25/33	76,217
40,716	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	41,309
120,937	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.616%, 1/25/35(a)	107,053
127,282	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.661%, 10/25/35(a)	119,454

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$ 44,777	Wells Fargo Mortgage Backed Securities Trust, Series 2007-16, Class 1A1, 6.000%, 12/28/37	$46,052

	Total Collateralized Mortgage Obligations (Cost $1,886,548)	1,907,653

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.2%)
14,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.342%, 11/10/42(a)	15,304
89,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.365%, 11/10/42(a)	93,778
100,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-3, Class A4, 5.889%, 7/10/44(a)	112,901
153,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.414%, 9/10/47	169,315
29,348	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49(a)	30,395
150,000	Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4, 4.674%, 6/11/41	162,694
40,000	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR4, Class A3, 5.468%, 6/11/41(a)	42,699
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class AM, 5.394%, 7/15/44(a)	102,587
95,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.617%, 10/15/48	107,543
90,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class C, 5.230%, 12/15/35	90,167
139,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class AJ, 5.075%, 2/15/38(a)	142,554
155,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	171,609
101,000	DBUBS Mortgage Trust, Series 2011-LC2A, Class A4, 4.537%, 7/10/44(c)	110,332
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29(a)	107,015
62,000	LB-UBS Commercial Mortgage Trust, Series 2004-C1, Class A4, 4.568%, 1/15/31	65,000
150,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	169,231
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46(a)	28,916
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.649%, 3/12/44(a)	85,810
220,000	Morgan Stanley Capital I, Inc., Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	240,946
119,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C20, Class AMFX, 5.179%, 7/15/42(a)	129,020

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$ 57,388	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	$59,435

	Total Commercial Mortgage-Backed Securities (Cost $2,115,518)	2,237,251

CORPORATE BONDS (25.5%)
	Consumer Discretionary (2.5%)
33,000	CBS Corp., 8.875%, 5/15/19(d)	43,639
96,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22(d)	139,749
37,000	Delphi Corp., 5.875%, 5/15/19	39,498
38,000	DIRECTV Holdings LLC, 6.000%, 8/15/40	41,409
31,000	Home Depot, Inc. (The), 5.875%, 12/16/36	39,687
27,000	NBCUniversal Media LLC, 5.950%, 4/1/41	31,873
55,000	Toyota Motor Credit Corp., MTN, 1.750%, 5/22/17	55,446
33,000	Wyndham Worldwide Corp., 5.625%, 3/1/21	35,931
24,000	Wyndham Worldwide Corp., 4.250%, 3/1/22	24,167

		451,399

	Consumer Staples (1.5%)
25,000	Altria Group, Inc., 9.950%, 11/10/38	39,752
19,000	Anheuser-Busch InBev Worldwide, Inc., 6.375%, 1/15/40	25,987
33,000	Beam, Inc., 3.250%, 5/15/22	33,190
26,000	Coca-Cola Co. (The), 3.150%, 11/15/20	27,856
38,000	CVS Caremark Corp., 6.125%, 9/15/39	47,233
27,000	Flowers Foods, Inc., 4.375%, 4/1/22	27,287
30,000	Kraft Foods Group, Inc., 3.500%, 6/6/22(c)	30,785
37,000	Wal-Mart Stores, Inc., 5.625%, 4/15/41(d)	48,154

		280,244

	Energy (3.8%)
54,000	BP Capital Markets PLC, 3.200%, 3/11/16(d)	57,435
25,000	Canadian Oil Sands, Ltd., 4.500%, 4/1/22(c)	25,917
28,000	Devon Energy Corp., 3.250%, 5/15/22(d)	28,487
51,000	Energy Transfer Partners LP, 9.000%, 4/15/19(d)	63,698
40,000	Enterprise Products Operating LLC, 5.950%, 2/1/41	45,234
25,000	Halliburton Co., 4.500%, 11/15/41	26,216
43,000	Kinder Morgan Energy Partners LP, 3.950%, 9/1/22	43,564
32,000	NuStar Logistics LP, 7.650%, 4/15/18(d)	37,286
36,000	Occidental Petroleum Corp., 1.750%, 2/15/17	36,607
51,000	Petrobras International Finance Co., 3.500%, 2/6/17(d)	52,351
30,000	Phillips 66, 4.300%, 4/1/22(c)	31,559
25,000	Pioneer Natural Resources Co., 3.950%, 7/15/22	25,060
41,000	Schlumberger Investment SA, 3.300%, 9/14/21(c)(d)	42,955
42,000	Statoil ASA, 3.150%, 1/23/22(d)	43,833
30,000	Talisman Energy, Inc., 5.500%, 5/15/42	30,815
30,000	Western Gas Partners LP, 4.000%, 7/1/22	30,000
54,000	Williams Partners LP, 7.250%, 2/1/17	64,703

		685,720

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials (10.1%)
$ 31,000	Aflac, Inc., 8.500%, 5/15/19	$40,468
33,000	Alexandria Real Estate Equities, Inc., REIT, 4.600%, 4/1/22	33,789
30,000	Alleghany Corp., 4.950%, 6/27/22	30,568
37,000	American International Group, Inc., 3.800%, 3/22/17	37,717
44,000	Bank of America Corp., 5.700%, 1/24/22	48,457
29,000	Bank of New York Mellon Corp. (The), STEP, 1.969%, 6/20/17	29,340
35,000	Berkshire Hathaway, Inc., 2.200%, 8/15/16(d)	36,413
31,000	BlackRock, Inc., 3.375%, 6/1/22	31,457
19,000	CIT Group, Inc., 4.750%, 2/15/15(c)	19,451
47,989	CIT Group, Inc., 7.000%, 5/2/17(c)	48,079
40,000	Citigroup, Inc., 5.875%, 1/30/42	43,687
49,000	Colonial Realty LP, 6.250%, 6/15/14(d)	51,884
23,000	Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, 3.875%, 2/8/22	23,396
27,000	Credit Suisse, 5.400%, 1/14/20	28,082
31,000	CubeSmart LP, REIT, 4.800%, 7/15/22	31,338
38,000	Eksportfinans ASA, GMTN, 1.875%, 4/2/13	37,242
68,000	Ford Motor Credit Co. LLC, 7.000%, 4/15/15(d)	75,574
89,000	General Electric Capital Corp., 2.950%, 5/9/16(d)	91,842
52,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39(d)	67,087
33,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/22	34,835
45,000	Health Care REIT, Inc., 4.125%, 4/1/19(d)	45,709
25,000	ING Bank NV, 4.000%, 3/15/16(c)	25,170
35,000	Jefferies Group, Inc., 8.500%, 7/15/19	37,975
48,000	John Deere Capital Corp., MTN, 1.850%, 9/15/16(d)	49,131
95,000	JPMorgan Chase & Co., 4.350%, 8/15/21(d)	100,263
47,000	KeyCorp, MTN, 5.100%, 3/24/21	52,420
25,000	Kimco Realty Corp., REIT, MTN, 5.783%, 3/15/16	27,478
25,000	Macquarie Bank, Ltd., 6.625%, 4/7/21(c)	25,067
66,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18(d)	73,850
24,000	MetLife, Inc., 6.750%, 6/1/16	28,142
64,000	Morgan Stanley, 5.375%, 10/15/15(e)	65,422
36,000	Morgan Stanley, MTN, 6.625%, 4/1/18(d)	37,640
47,000	Murray Street Investment Trust I, STEP, 4.647%, 3/9/17(d)	47,091
32,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	46,368
31,000	PNC Funding Corp., 2.700%, 9/19/16	32,127
24,000	Prudential Financial, Inc., 8.875%, 6/15/38(a)	28,500
96,000	Scottrade Financial Services, Inc., 6.125%, 7/11/21(c)(d)	97,492
41,000	Simon Property Group LP, REIT, 10.350%, 4/1/19(d)	57,515
30,000	SL Green Realty Corp., REIT, 5.000%, 8/15/18(d)	30,429
28,000	SunTrust Banks, Inc., 3.500%, 1/20/17	28,986
70,000	Wachovia Corp., 5.625%, 10/15/16	78,907

		1,856,388

	Health Care (1.5%)
26,000	Cigna Corp., 5.375%, 2/15/42	27,664

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Health Care — (continued)
$ 42,000	DENTSPLY International, Inc., 2.750%, 8/15/16(d)	$42,702
28,000	Fresenius US Finance II, Inc., 9.000%, 7/15/15(c)	32,165
17,000	Gilead Sciences, Inc., 5.650%, 12/1/41	19,816
28,000	Mylan, Inc., 7.625%, 7/15/17(c)	30,800
47,000	Teva Pharmaceutical Finance IV, BV, 3.650%, 11/10/21(d)	49,434
27,000	Thermo Fisher Scientific, Inc., 2.250%, 8/15/16	27,923
42,000	UnitedHealth Group, Inc., 4.625%, 11/15/41(d)	45,137

		275,641

	Industrials (2.3%)
32,000	ADT Corp. (The), 4.875%, 7/15/42(c)(e)	31,347
52,000	Burlington Northern Santa Fe LLC, 4.950%, 9/15/41	56,570
47,000	Corrections Corp. of America, 7.750%, 6/1/17(d)	50,878
65,000	George Washington University (The), 3.485%, 9/15/22	68,452
44,000	Penske Truck Leasing Co. LP, 3.125%, 5/11/15(c)	44,263
30,000	Republic Services, Inc., 3.550%, 6/1/22	30,324
36,000	Textron, Inc., 4.625%, 9/21/16	38,857
30,000	URS Corp., 5.000%, 4/1/22(c)	29,633
35,000	Verisk Analytics, Inc., 5.800%, 5/1/21(d)	39,063
25,000	Waste Management, Inc., 7.375%, 3/11/19	31,560

		420,947

	Information Technology (0.3%)
18,000	Altera Corp., 1.750%, 5/15/17	18,133
30,000	Oracle Corp., 5.375%, 7/15/40	36,757

		54,890

	Materials (1.1%)
19,000	Bemis Co., Inc., 4.500%, 10/15/21	20,505
43,000	Dow Chemical Co. (The), 4.250%, 11/15/20	46,649
25,000	Ecolab, Inc., 5.500%, 12/8/41	29,995
31,000	Freeport-McMoRan Copper & Gold, Inc., 3.550%, 3/1/22	30,500
23,000	Newmont Mining Corp., 4.875%, 3/15/42	22,427
29,000	Rock-Tenn Co., 4.900%, 3/1/22(c)	29,876
29,000	Sealed Air Corp., 6.875%, 7/15/33(c)(d)	27,840

		207,792

	Telecommunication Services (1.0%)
24,000	AT&T, Inc., 5.550%, 8/15/41	28,607
52,000	Crown Castle International Corp., 9.000%, 1/15/15(d)	56,745
27,000	Telefonica Emisiones SAU, 5.134%, 4/27/20(d)	23,257
57,000	Verizon Communications, Inc., 6.350%, 4/1/19(d)	71,050

		179,659

	Utilities (1.4%)
33,000	Consumers Energy Co., 2.850%, 5/15/22	33,569
55,000	Duke Energy Carolinas LLC, 6.100%, 6/1/37	71,991
15,000	PSEG Power LLC, 5.500%, 12/1/15	16,802
22,000	PSEG Power LLC, 2.750%, 9/15/16	22,375
30,000	Puget Energy, Inc., 5.625%, 7/15/22(c)	30,825
56,000	Southern Co. (The), 1.950%, 9/1/16(d)	57,351

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Utilities — (continued)
$ 28,000	Virginia Electric and Power Co., 2.950%, 1/15/22	$28,846

		261,759

	Total Corporate Bonds (Cost $4,458,742)	4,674,439

MORTGAGE-BACKED SECURITIES (37.4%)
	Fannie Mae(b) (16.3%)
10,089	4.500%, 10/1/18, Pool #752030	10,864
17,401	5.000%, 10/1/25, Pool #255894	19,034
105,525	4.000%, 12/1/25, Pool #AH0973	112,292
180,053	3.500%, 6/1/26, Pool #AB3171	190,449
14,213	5.500%, 2/1/27, Pool #256600	15,546
251,502	3.000%, 3/1/27, Pool #AK7410	263,944
173,325	4.000%, 6/1/32, Pool #MA1089	186,658
13,096	6.000%, 9/1/34, Pool #790912	14,616
5,553	7.000%, 6/1/35, Pool #255820	6,465
32,511	5.000%, 11/1/35, Pool #842402	35,276
35,111	6.000%, 12/1/36, Pool #902054	38,693
99,422	6.000%, 7/1/37, Pool #940807	109,563
224,712	5.500%, 8/1/37, Pool #995082	246,904
29,891	5.500%, 7/1/38, Pool #934323	32,619
85,778	4.500%, 6/1/40, Pool #AD6432	92,319
71,475	5.000%, 6/1/40, Pool #AD4927	77,732
66,037	5.000%, 6/1/40, Pool #AD7860	71,818
69,408	4.500%, 8/1/40, Pool #AE2305	74,701
78,125	5.000%, 9/1/40, Pool #AE0530	84,574
102,322	4.000%, 3/1/41, Pool #AH7283	109,106
160,684	4.000%, 3/1/41, Pool #AH8824	171,337
78,347	4.500%, 3/1/41, Pool #AH8825	84,468
144,659	4.500%, 5/1/41, Pool #AI1023	155,961
180,857	4.500%, 5/1/41, Pool #AI1859	194,987
242,851	4.000%, 1/1/42, Pool #AK0685	260,468
179,428	4.000%, 2/1/42, Pool #MA0971	192,443
114,000	4.500%, 7/15/42(e)	122,283

		2,975,120

	Freddie Mac(b) (15.8%)
17,305	6.000%, 10/1/19, Pool #G11679	18,337
8,851	5.500%, 10/1/21, Pool #G12425	9,659
248,914	4.000%, 9/1/25, Pool #J12911	263,203
148,320	3.000%, 3/1/27, Pool #E03077	155,408
354,119	3.000%, 4/1/27, Pool #E03091	372,036
90,927	2.500%, 5/1/27, Pool #G14433	93,666
181,789	3.500%, 4/1/32, Pool #C91437	192,344
312,073	3.500%, 5/1/32, Pool #C91447	330,192
13,652	5.500%, 7/1/35, Pool #A36540	14,928
6,372	6.000%, 7/1/35, Pool #A36304	7,021
18,694	5.500%, 2/1/36, Pool #G08111	20,377
30,011	5.500%, 4/1/37, Pool #G08192	32,656
126,236	5.500%, 5/1/37, Pool #G03240	137,598
17,560	5.000%, 6/1/37, Pool #G03094	18,876
83,763	6.000%, 8/1/37, Pool #A64401	92,267
50,263	6.000%, 8/1/37, Pool #A64981	55,162
57,836	6.500%, 12/1/37, Pool #A69955	64,941
31,107	5.500%, 10/1/38, Pool #G04814	33,848
130,975	4.500%, 1/1/40, Pool #A90764	139,939
276,121	5.500%, 1/1/40, Pool #G06021	300,456
127,792	3.793%, 7/1/40, Pool #1B4948(a)	135,318
206,761	5.000%, 7/1/40, Pool #A93070	224,070

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(b) — (continued)
$ 60,405	5.000%, 7/1/40, Pool #C03487	$65,462
115,702	4.000%, 9/1/40, Pool #A93643	122,939

		2,900,703

	Ginnie Mae (5.3%)
199,949	5.500%, 1/15/39, Pool #646685	222,004
34,125	4.500%, 3/15/39, Pool #697957	37,377
110,238	4.500%, 2/15/40, Pool #737031	120,916
66,691	5.000%, 2/15/40, Pool #737037	73,628
235,842	4.500%, 9/20/40, Pool #4801	260,592
234,000	5.000%, 7/15/41(e)	257,473

		971,990

	Total Mortgage-Backed Securities (Cost $6,676,367)	6,847,813

MUNICIPAL BONDS (8.9%)
	California (2.0%)
65,000	California, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	83,952
30,000	Los Angeles Harbor Department Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	30,139
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	255,424

		369,515

	District of Columbia (0.4%)
60,000	District of Columbia, Income Tax Secured Revenue, Refunding, Series A, Callable 12/1/22 @ 100, 5.000%, 12/1/23	74,596

	Illinois (0.7%)
130,000	Illinois State, Sales Tax Revenue, Taxable Building, 2.931%, 6/15/22	131,776

	New Mexico (0.3%)
50,000	New Mexico, Public Improvements Revenue, Series A1, 5.000%, 7/1/15	56,559

	New York (2.4%)
95,000	New York City Municipal Water Finance Authority Revenue, Build America Bonds Taxable, Series EE, Refunding Notes, Callable 6/15/20 @ 100, 6.491%, 6/15/42	109,319
100,000	New York State Environmental Facilities Corp., Revenue Bonds, Taxable, State Revolving Funds, Series C, 2.745%, 6/15/22	99,869
155,000	New York, Build America Bonds, Public Improvements G.O., 4.774%, 3/1/20	179,464
39,000	New York, Refunding G.O., Series E, Callable 2/1/22 @ 100, 5.000%, 8/1/23	46,945

		435,597

	North Carolina (0.2%)
25,000	Raleigh, Public Improvements G.O., Series B, 5.000%, 4/1/22	31,968

	Texas (1.8%)
50,000	Garland, Refunding G.O., Independent School District (Permanent School Fund Guaranteed), 5.000%, 2/15/21	62,366

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Texas — (continued)
$ 119,000	Houston, Refunding, Public Improvements G.O., Series A, 5.000%, 3/1/21	$146,704
95,000	San Antonio, Electric & Gas Revenue, Refunding Bonds, 5.000%, 2/1/23	119,023

		328,093

	Virginia (0.6%)
80,000	Virginia, Commonwealth Transportation Board, Transportation Revenue, Capital Projects, 5.000%, 5/15/22	100,491

	Washington (0.5%)
80,000	Washington State, Refunding G.O., Motor Vehicle, Series R-2012D, 5.000%, 7/1/22	100,305

	Total Municipal Bonds (Cost $1,543,398)	1,628,900

U.S. TREASURY BONDS (1.6%)
282,000	3.125%, 2/15/42	302,885

	Total U.S. Treasury Bonds (Cost $297,294)	302,885

U.S. TREASURY NOTES (1.8%)
277,583	0.625%, 4/15/13(f)	278,038
46,000	1.750%, 5/15/22	46,374

	Total U.S. Treasury Notes (Cost $328,833)	324,412

Shares
PREFERRED STOCKS (1.7%)
	Consumer Staples (0.6%)
1	HJ Heinz Finance Co., Series B, 8.000%(c)	107,313

	Financials (1.0%)
2,059	Citigroup Capital XIII, 7.875%	56,190
1,249	Fifth Third Capital Trust VI, 7.250%	31,887
1,505	Kimco Realty Corp., REIT, Series G, 7.750%	38,603
1,850	US Bancorp, Series F, 6.500%	52,873

		179,553

	Telecommunication Services (0.1%)
960	Qwest Corp., 7.000%	24,576

	Total Preferred Stocks (Cost $301,663)	311,442

INVESTMENT COMPANY (0.0%)
5,316	Federated Treasury Obligations Fund, Institutional Shares	5,316

	Total Investment Company (Cost $5,316)	5,316

Total Investments — 101.6% (Cost $17,994,737)	18,621,360
Net Other Assets (Liabilities) — (1.6)%	(288,478)

NET ASSETS — 100.0%	$18,332,882

Continued

Sterling Capital Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

June 30, 2012 (Unaudited)

(a)

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2012. The maturity date reflected is the final maturity date.

(b)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(c)

Rule 144A, Section 4(2) or other security which is restricted as to resale to qualified institutional investors. The Investment Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(d)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(e)	Represents securities purchased on a when-issued basis. At June 30, 2012, total cost of investments purchased on a when-issued basis was $439,928.
(f)	Inflation protection security. Principal amount periodically adjusted for inflation.

AMBAC — American Municipal Bond Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

MTN — Medium Term Note

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Assets and Liabilities

June 30, 2012 (Unaudited)

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Assets:
Investments:
Investments - unaffiliated, at cost	$15,960,666	$2,503,811	$27,996,654	$17,994,737
Investments - affiliated, at cost	—	2,362,263	—	—

Total investments, at cost	15,960,666	4,866,074	27,996,654	17,994,737
Unrealized appreciation (depreciation)	3,494,589	539,644	5,186,969	626,623

Investments, at value	19,455,255	5,405,718	33,183,623	18,621,360
Interest and dividends receivable	23,672	1,689	34,402	118,412
Receivable for investments sold	258,405	—	174,298	266,926
Receivable for capital shares issued	—	8,878	78,318	—
Prepaid expenses	8,535	2,295	14,742	7,893

Total Assets	19,745,867	5,418,580	33,485,383	19,014,591

Liabilities:
Payable for investments purchased	200,657	—	—	514,950
Payable for capital shares redeemed	79,898	381	2,441	142,453
Accrued expenses and other payables:
Investment advisory fees	9,351	1,079	21,674	7,619
Administration fees	1,605	—	2,755	1,533
Audit fees	9,450	2,528	15,953	8,053
Compliance service fees	26	7	47	24
Trustee fees	34	11	68	42
Legal fees	2,405	657	4,035	2,141
Printing fees	4,252	1,839	6,918	3,713
Transfer agent fees	1,472	405	2,524	1,125
Other fees	476	413	1,302	56

Total Liabilities	309,626	7,320	57,717	681,709

Net Assets:	$19,436,241	$5,411,260	$33,427,666	$18,332,882

Net Assets Consist of:
Capital	$37,773,355	$10,907,266	$26,081,148	$16,575,666
Accumulated undistributed net investment income	10,821	9,398	42,275	375,659
Accumulated realized gain (loss)	(21,842,524)	(6,045,048)	2,117,274	754,934
Net unrealized appreciation (depreciation)	3,494,589	539,644	5,186,969	626,623

Net Assets	$19,436,241	$5,411,260	$33,427,666	$18,332,882

Shares of Beneficial Interest Outstanding
(Unlimited number of shares authorized, no par value)	2,241,028	840,693	2,066,994	1,698,500

Net Asset Value - offering and redemption price per share	$8.67	$6.44	$16.17	$10.79

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

	Sterling Capital Select Equity VIF	Sterling Capital Strategic Allocation Equity VIF	Sterling Capital Special Opportunities VIF	Sterling Capital Total Return Bond VIF
Investment Income:
Interest income	$—	$—	$—	$332,367
Dividend income - unaffiliated	208,347	33,299	273,205	12,132
Dividend income - affiliated	—	10,452	—	—
Foreign taxes withheld	(1,561)	—	(5,289)	—

Total investment income	206,786	43,751	267,916	344,499

Expenses:
Investment advisory fees (See Note 5)	76,327	7,093	142,936	53,058
Administration fees (See Note 5)	10,590	—	18,073	9,461
Audit fees	9,449	2,525	15,946	8,160
Compliance service fees (See Note 5)	121	33	206	107
Custodian fees	901	222	1,273	836
Fund accounting fees (See Note 5)	1,049	284	1,787	936
Insurance fees	10,090	2,708	17,427	9,331
Legal fees	5,833	1,535	9,833	5,107
Printing fees	5,622	2,260	9,239	5,218
Transfer agent fees (See Note 5)	4,005	1,081	6,780	3,383
Trustee fees	926	249	1,574	823
Other fees	4,497	2,243	5,317	15,119

Total expenses before waivers	129,410	20,233	230,391	111,539

Less expenses waived by the Investment Advisor (See Note 5)	(20,629)	—	—	(6,260)

Net expenses	108,781	20,233	230,391	105,279

Net investment income	98,005	23,518	37,525	239,220

Realized and Unrealized Gain:
Net realized gain from:
Investment transactions - unaffiliated	672,111	106,981	752,445	279,076
Investment transactions - affiliated	—	51,364	—	—
Change in unrealized appreciation/depreciation on:
Investments	1,140,911	108,522	1,137,967	94,759

Net realized and unrealized gain	1,813,022	266,867	1,890,412	373,835

Change in net assets from operations	$1,911,027	$290,385	$1,927,937	$613,055

See accompanying notes to the financial statements.

Sterling Capital Variable Insurance Funds

Statements of Changes in Net Assets

	Sterling Capital Select Equity VIF		Sterling Capital Strategic Allocation Equity VIF
	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011
From Investment Activities:
Operations:
Net investment income (loss)	$98,005	$272,072	$23,518	$52,995
Net realized gain	672,111	594,772	158,345	81,981
Change in unrealized appreciation/depreciation	1,140,911	(1,778,016)	108,522	(569,273)

Change in net assets from operations	1,911,027	(911,172)	290,385	(434,297)

Distributions to Shareholders:
Net investment income	(87,184)	(264,006)	(17,044)	(50,968)
Net realized gains from investment transactions	—	—	—	—

Change in net assets from shareholders distributions	(87,184)	(264,006)	(17,044)	(50,968)

Capital Transactions:
Proceeds from shares issued	24,228	473,691	19,274	230,099
Distributions reinvested	87,184	264,006	17,044	50,968
Value of shares redeemed	(3,782,849)	(6,596,389)	(441,976)	(1,922,281)

Change in net assets from capital transactions	(3,671,437)	(5,858,692)	(405,658)	(1,641,214)

Change in net assets	(1,847,594)	(7,033,870)	(132,317)	(2,126,479)
Net Assets:
Beginning of period	21,283,835	28,317,705	5,543,577	7,670,056

End of period	$19,436,241	$21,283,835	$5,411,260	$5,543,577

Accumulated undistributed net investment income	$10,821	$—	$9,398	$2,924

Share Transactions:
Issued	2,906	60,431	2,940	34,273
Reinvested	10,002	32,304	2,646	7,852
Redeemed	(439,938)	(790,647)	(67,504)	(287,640)

Change in Shares	(427,030)	(697,912)	(61,918)	(245,515)

See accompanying notes to the financial statements.

Sterling Capital Special Opportunities VIF		Sterling Capital Total Return Bond VIF
For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011	For the Six Months Ended June 30, 2012 (Unaudited)	For the Year Ended December 31, 2011

$37,525	$(21,746)	$239,220	$657,479
752,445	1,460,907	279,076	645,611
1,137,967	(2,880,794)	94,759	(148,416)

1,927,937	(1,441,633)	613,055	1,154,674

—	—	(280,782)	(714,012)
—	(1,463,601)	—	(678,181)

—	(1,463,601)	(280,782)	(1,392,193)

524,134	2,957,322	637,518	4,818,430
—	1,463,601	280,782	1,392,193
(4,591,049)	(9,293,407)	(2,396,106)	(7,891,763)

(4,066,915)	(4,872,484)	(1,477,806)	(1,681,140)

(2,138,978)	(7,777,718)	(1,145,533)	(1,918,659)

35,566,644	43,344,362	19,478,415	21,397,074

$33,427,666	$35,566,644	$18,332,882	$19,478,415

$42,275	$4,750	$375,659	$417,221

31,387	177,554	59,405	445,293
—	100,384	26,105	130,342
(280,168)	(573,708)	(223,457)	(734,049)

(248,781)	(295,770)	(137,947)	(158,414)

Sterling Capital Variable Insurance Funds

Financial Highlights

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)		Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Sterling Capital Select Equity VIF
Six Months Ended June 30, 2012 (Unaudited)	$7.98	0.04	(d)	0.69	0.73	(0.04)	—	(0.04)
Year Ended December 31, 2011	$8.41	0.09	(d)	(0.43)	(0.34)	(0.09)	—	(0.09)
Year Ended December 31, 2010	$7.61	0.09	(d)	0.81	0.90	(0.10)	—	(0.10)
Year Ended December 31, 2009	$6.49	0.07	(d)	1.12	1.19	(0.07)	—	(0.07)
Year Ended December 31, 2008	$13.69	0.16	(d)	(4.63)	(4.47)	(0.16)	(2.57)	(2.73)
Year Ended December 31, 2007	$16.75	0.23		(1.08)	(0.85)	(0.31)	(1.90)	(2.21)
Sterling Capital Strategic Allocation Equity VIF(e)
Six Months Ended June 30, 2012 (Unaudited)	$6.14	0.03	(d)	0.29	0.32	(0.02)	—	(0.02)
Year Ended December 31, 2011	$6.68	0.05	(d)	(0.54)	(0.49)	(0.05)	—	(0.05)
Year Ended December 31, 2010	$5.90	0.07	(d)	0.81	0.88	(0.10)	—	(0.10)
Year Ended December 31, 2009	$4.75	0.06	(d)	1.14	1.20	(0.05)	—	(0.05)
Year Ended December 31, 2008	$10.33	0.09	(d)	(3.50)	(3.41)	(0.10)	(2.07)	(2.17)
Year Ended December 31, 2007	$11.65	0.25		— (f)	0.25	(0.30)	(1.27)	(1.57)
Sterling Capital Special Opportunities VIF
Six Months Ended June 30, 2012 (Unaudited)	$15.36	0.02	(d)	0.79	0.81	—	—	—
Year Ended December 31, 2011	$16.60	(0.01	)(d)	(0.61)	(0.62)	—	(0.62)	(0.62)
Year Ended December 31, 2010	$14.29	(0.04	)(d)	2.36	2.32	(0.01)	—	(0.01)
Year Ended December 31, 2009	$10.27	(0.03	)(d)	4.47	4.44	—	(0.42)	(0.42)
Year Ended December 31, 2008	$16.03	0.02	(d)	(5.28)	(5.26)	(0.02)	(0.48)	(0.50)
Year Ended December 31, 2007	$15.07	(0.02)		2.02	2.00	—	(1.04)	(1.04)
Sterling Capital Total Return Bond VIF
Six Months Ended June 30, 2012 (Unaudited)	$10.61	0.14	(d)	0.20	0.34	(0.16)	—	(0.16)
Year Ended December 31, 2011	$10.73	0.36	(d)	0.28	0.64	(0.39)	(0.37)	(0.76)
Year Ended December 31, 2010	$10.37	0.40	(d)	0.39	0.79	(0.41)	(0.02)	(0.43)
Year Ended December 31, 2009	$9.94	0.41	(d)	0.42	0.83	(0.40)	—	(0.40)
Year Ended December 31, 2008	$10.02	0.41	(d)	(0.08)	0.33	(0.41)	—	(0.41)
Year Ended December 31, 2007	$9.83	0.31		0.31	0.62	(0.43)	—	(0.43)

*	During the periods certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.
(a)	Not annualized for periods less than one year.
(b)

Total return ratios assume reinvestment of distributions at net asset value. Total return ratios do not reflect charges pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund’s shares.

(c)	Annualized for periods less than one year.
(d)	Per share net investment income (loss) has been calculated using the average daily shares method.
(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.
(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplemental Data
Net Asset Value, End of Period	Total Return(a)(b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets(c)	Ratio of net investment income (loss) to average net assets(c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate(a)

$8.67	9.11%	$19,436	1.04%	0.93%	1.23%	28.15%
$7.98	(4.04)%	$21,284	0.97%	1.11%	1.21%	69.66%
$8.41	11.93%	$28,318	0.94%	1.22%	1.21%	63.34%
$7.61	18.50%	$32,124	1.00%	1.01%	1.24%	137.52%
$6.49	(37.43)%	$35,978	0.81%	1.52%	1.16%	49.73%
$13.69	(5.87)%	$87,171	0.77%	1.50%	1.08%	52.81%

$6.44	5.22%	$5,411	0.71%	0.83%	0.71%	24.31%
$6.14	(7.32)%	$5,544	0.58%	0.80%	0.67%	6.80%
$6.68	14.98%	$7,670	0.40%	1.21%	0.68%	64.81%
$5.90	25.24%	$7,947	0.41%	1.21%	0.66%	18.04%
$4.75	(38.22)%	$8,528	0.31%	1.15%	0.59%	61.04%
$10.33	1.98%	$18,495	0.18%	2.27%	0.51%	40.70%

$16.17	5.27%	$33,428	1.29%	0.21%	1.29%	6.13%
$15.36	(3.53)%	$35,567	1.25%	(0.05)%	1.25%	26.68%
$16.60	16.24%	$43,344	1.24%	(0.28)%	1.27%	39.24%
$14.29	43.53%	$40,162	1.26%	(0.28)%	1.29%	32.57%
$10.27	(33.71)%	$26,684	1.10%	0.14%	1.18%	35.80%
$16.03	13.41%	$35,620	1.06%	(0.16)%	1.11%	23.86%

$10.79	3.22%	$18,333	1.12%	2.56%	1.19%	78.23%
$10.61	6.10%	$19,478	1.07%	3.32%	1.17%	131.16%
$10.73	7.73%	$21,397	1.07%	3.70%	1.20%	140.32%
$10.37	8.57%	$22,062	0.94%	4.09%	1.24%	109.12%
$9.94	3.38%	$20,996	0.81%	4.11%	1.03%	152.74%
$10.02	6.47%	$14,064	0.77%	4.42%	1.01%	252.64%

Sterling Capital Variable Insurance Funds

Notes to Financial Statements

June 30, 2012 (Unaudited)

1.	Organization:

Sterling Capital Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of Sterling Capital Select Equity VIF, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Special Opportunities VIF, and Sterling Capital Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All Funds are “diversified” funds.

Sterling Capital Strategic Allocation Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying investment companies (including exchange traded funds), Sterling Capital Strategic Allocation Equity VIF invests, to varying degrees, in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. In addition, Sterling Capital Strategic Allocation Equity VIF’s exposure to underlying equity funds may include funds that invest in real estate or other similar securities and invest in derivatives.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates fair value. Investments in open-end investment companies, including the underlying funds in which Sterling Capital Strategic Allocation Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board. No securities were valued in accordance with these procedures as of June 30, 2012.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2012 there were no significant changes to the valuation policies and procedures.

The summary of inputs used to determine the fair value of each Fund’s investments as of June 30, 2012 is as follows:

Investments in Securities	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Sterling Capital Select Equity VIF	$19,455,255(a)	$—	$—	$19,455,255
Sterling Capital Strategic Allocation Equity VIF	5,405,718(a)	—	—	5,405,718
Sterling Capital Special Opportunities VIF	33,183,623(a)	—	—	33,183,623
Sterling Capital Total Return Bond VIF	5,316(b)	18,616,044(a)	—	18,621,360

(a)	Industries or security types are disclosed in the Schedules of Portfolio Investments.
(b)	Represents investment companies.

There were no transfers between Level 1 and Level 2 during the period ended June 30, 2012. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Mortgage Dollar Rolls — Sterling Capital Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to both the Funds and Sterling Capital Funds are allocated across the Funds and Sterling Capital Funds, based upon relative net assets or on another reasonable basis.

Distributions to Shareholders — Dividends from net investment income are declared and paid quarterly for the Funds, with the exception of Sterling Capital Total Return Bond VIF, in which case dividends from net investment income are

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

declared daily and paid monthly. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of net operating losses, disposition of market discount and market premium bonds, paydown gains and losses, mortgage dollar roll gains and losses, investments in real estate investment trusts (REITs), regulated investment companies (RICs) and the character of distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required in the Funds’ financial statements.

3.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government Securities and securities maturing less than one year from acquisition) for the period ended June 30, 2012 were as follows:

	Purchases	Sales
Sterling Capital Select Equity VIF	$5,780,236	$8,997,909
Sterling Capital Strategic Allocation Equity VIF	1,356,518	1,809,853
Sterling Capital Special Opportunities VIF	2,071,101	5,030,354
Sterling Capital Total Return Bond VIF	4,437,125	5,778,504

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended June 30, 2012 for the Sterling Capital Total Return Bond VIF were $10,664,560 and $8,925,198, respectively.

4.	Investments in Affiliated Issuers:

A summary of Sterling Capital Strategic Allocation Equity VIF’s transactions in the shares of affiliated issuers during the period ended June 30, 2012 is set forth below:

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012	Dividend Income January 1, 2012 - June 30, 2012	Net Realized Gain (Loss) January 1, 2012 - June 30, 2012
Sterling Capital Equity Income Fund, Institutional Class	24,835	—	5,220	19,615	$302,068	$2,344	$11,040
Sterling Capital Equity Index Fund, Institutional Class	6,607	30	1,670	4,967	45,303	272	(1,627)
Sterling Capital International Fund, Institutional Class	125,310	—	125,310	—	—	—	27,454
Sterling Capital Mid Value Fund, Institutional Class	38,986	—	9,209	29,777	410,024	1,823	27,551
Sterling Capital Select Equity Fund, Institutional Class	90,720	27,449	24,394	93,775	1,131,860	6,007	(14,788)
Sterling Capital Small Value Fund, Institutional Class	11,128	—	2,102	9,026	104,975	—	3,064

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

	Shares Held at December 31, 2011	Shares Purchased	Shares Sold	Shares Held at June 30, 2012	Value at June 30, 2012	Dividend Income January 1, 2012 - June 30, 2012	Net Realized Gain (Loss) January 1, 2012 - June 30, 2012
Sterling Capital Special Opportunities Fund, Institutional Class	13,912	23,497	1,823	35,586	$629,868	$—	$(1,330)
Sterling Capital U.S. Treasury Money Market Fund, Institutional Class	76,801	13,901,161	13,860,884	117,078	117,078	6	—

Total Affiliates	388,299	13,952,137	14,030,612	309,824	$2,741,176	$10,452	$51,364

5.	Related Party Transactions:

Under the terms of the investment advisory agreement Sterling Capital Management LLC (“Sterling Capital”) is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital waived investment advisory fees and reimbursed certain expenses for the Funds referenced below which are not subject to recoupment and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions for the period ended June 30, 2012 is as follows:

	Contractual Fee Rate	Fee Rate after Voluntary Waivers
Sterling Capital Select Equity VIF	0.70%[1,2]	0.60%[1,2]
Sterling Capital Strategic Allocation Equity VIF	0.25%	0.25%
Sterling Capital Special Opportunities VIF	0.80%	0.80%
Sterling Capital Total Return Bond VIF	0.50%[2,3]	0.50%[2,3]

[1]

The contractual fee rate was 0.74% and the fee rate after voluntary waivers was 0.50% prior to May 1, 2012. Beginning May 1, 2012, the contractual fee rate was 0.70% and the fee rate after voluntary waivers was 0.60%.

[2]

For a portion of the period ended June 30, 2012 Sterling Capital voluntarily reimbursed certain expenses of the Funds. Voluntary reimbursements of expenses are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

[3]	The contractual fee rate was 0.60% and the fee rate after voluntary waivers was 0.50% prior to May 1, 2012.

Pursuant to a sub-advisory agreement with Sterling Capital, Scott & Stringfellow LLC (Scott & Stringfellow), a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to Sterling Capital Special Opportunities VIF, subject to the general supervision of the Board and Sterling Capital. For its services, Scott & Stringfellow is entitled to a fee, payable by Sterling Capital.

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. The Funds except Sterling Capital Strategic Allocation Equity VIF pay their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds except Sterling Capital Strategic Allocation Equity VIF and the Sterling Capital Funds, excluding the assets of Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” Pursuant to a sub-administration agreement with Sterling Capital, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, BNY Mellon is entitled to a fee payable by Sterling Capital.

BNY Mellon serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees.”

Sterling Capital’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees.”

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The Trust has adopted a Variable Contract Owner Servicing Plan (the “Service Plan”) under which the Funds may pay a fee computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Funds. A servicing agent may periodically waive all or a portion of its servicing fees. For the period ended June 30, 2012 the Funds did not participate in any service plans.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $40,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $15,000, and the Chairman of the Nominations Committee receives additional compensation at the rate of $1,000 for each meeting over which he or she presides as Chairman. The fees are allocated across the Funds and the Sterling Capital Funds based upon relative net assets.

6.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than one percent (1%) per annum. During the period ended June 30, 2012 the Funds did not utilize the line of credit.

7.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as “Income tax expense” in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2011, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Sterling Capital Select Equity VIF	$18,975,564	2016
Sterling Capital Select Equity VIF	3,263,903	2017
Sterling Capital Strategic Allocation Equity VIF	2,264,206	2016
Sterling Capital Strategic Allocation Equity VIF	1,989,928	2017
Sterling Capital Strategic Allocation Equity VIF	1,467,590	2018

Under the Regulated Investment Company Modernization Act of 2010, capital losses originating in taxable years beginning after December 22, 2010 (“post-enactment capital losses”) are carried forward indefinitely. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

Sterling Capital Variable Insurance Funds

Notes to Financial Statements — (continued)

June 30, 2012 (Unaudited)

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2011, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Distributions Paid*
Sterling Capital Select Equity VIF	$264,006	$—	$264,006
Sterling Capital Strategic Allocation Equity VIF	50,968	—	50,968
Sterling Capital Special Opportunities VIF	44,822	1,418,779	1,463,601
Sterling Capital Total Return Bond VIF	1,031,540	360,653	1,392,193

*	Total Distributions Paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

At June 30, 2012, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation
Sterling Capital Select Equity VIF	$16,208,212	$3,688,698	$(441,655)	$3,247,043
Sterling Capital Strategic Allocation Equity VIF	5,059,236	629,872	(283,390)	346,482
Sterling Capital Special Opportunities VIF	28,052,509	6,749,817	(1,618,703)	5,131,114
Sterling Capital Total Return Bond VIF	17,994,985	678,149	(51,774)	626,375

8.	Subsequent Events:

Management has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted the following:

Beginning July 1, 2012, the fee to be paid to Sterling Capital as the administrator to the Funds will be at a rate of 0.1075% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion and will be based on the aggregate assets of the Funds except Sterling Capital Strategic Allocation Equity VIF and the Sterling Capital Funds, excluding the assets of Sterling Capital Strategic Allocation Conservative Fund, Sterling Capital Strategic Allocation Balanced Fund, Sterling Capital Strategic Allocation Growth Fund, Sterling Capital Strategic Allocation Equity Fund, Sterling Capital Corporate Fund and Sterling Capital Securitized Opportunities Fund.

Sterling Capital Variable Insurance Funds

Other Information

June 30, 2012 (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is filed with the Commission within 60 days of the end of the quarter to which it relates, and is available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Sterling Capital Variable Insurance Funds

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell III
E.G. Purcell III, President
(principal executive officer)

Date	8/22/12

By (Signature and Title)	/s/ James T. Gillespie
James T. Gillespie, Treasurer
(principal financial officer)

Date	8/22/12